Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues, net	$ 3,257,950	$ 3,157,532
Cost of Revenues	2,104,203	2,142,162
Gross Profit	1,153,747	1,015,370
Operating Expenses:
Selling, general and administrative expenses	11,086,616	6,877,283
Total Operating Expenses	11,086,616	6,877,283
Loss from Operations	(9,932,869)	(5,861,913)
Other Income (Expense):
Interest expense	(251,394)	(227,094)
Interest income	164	274
Loss on extinguishment of debt	(322,000)	0
Total Other Income (Expense)	(573,230)	(226,820)
Net Loss	(10,506,099)	(6,088,733)
Other Comprehensive Income (Loss)	(3,504)	1,268
Net Comprehensive Loss	$ (10,509,603)	$ (6,087,465)
Net Loss Per Common Share:
Basic and diluted	$ (0.17)	$ (0.14)
Weighted Average Common Shares Outstanding:
Basic and diluted	61,664,457	42,438,849